Schedule of Calculation of Loss Per Share (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021 [1]	Dec. 31, 2020 [1]
Earnings (Loss) per share
Weighted number of shares	45,352,601	38,492,600	25,396,312
Profit (Loss)	₪ 44,819	₪ 4,690	₪ (37,231)
Options which could potentially be dilutive in the future, antidilutive in 2022, 2021 and 2020	54,271	2,346,532	4,371,792

[1]	On April 8, 2021, the Company effectuated a reverse split of its ordinary shares in ratio of 1-for-4.44926. Following the reverse split, the loss data per share was presented retrospectively for the periods presented in the financial statements in accordance with the provisions of International Accounting Standard 33 regarding earnings per share